U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Available-for-sale securities	$ 40,139	[1]	$ 51,937	[1]
Other assets	29,675		28,788
Total assets	353,855		340,122
Liabilities and Shareholders' Equity
Short-term funds borrowed	26,302		30,468		32,557
Long-term debt	25,516		31,953
Other liabilities	12,587		11,845
Shareholders' equity	38,998		33,978
Total liabilities and equity	353,855		340,122
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	3,630		4,728
Available-for-sale securities	425		1,166
Investments in bank subsidiaries	38,007		33,179
Investments in nonbank subsidiaries	1,445		1,321
Advances to bank subsidiaries	6,173		6,094
Advances to nonbank subsidiaries	1,404		1,190
Other assets	1,550		1,481
Total assets	52,634		49,159
Liabilities and Shareholders' Equity
Short-term funds borrowed	134		29
Long-term debt	12,772		14,593
Other liabilities	730		559
Shareholders' equity	38,998		33,978
Total liabilities and equity	$ 52,634		$ 49,159

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.